Biotricity, Inc. - Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Revenue
Expenses:
General and administrative expenses	[1]	1,155,016	900,358	2,024,540	2,801,868	3,986,550	873,541
Research and development expenses	[2]	248,048	326,206	755,907	891,719	1,143,453	832,661
Total Operating Expenses		1,403,064	1,226,564	2,780,447	3,693,587	5,130,003	1,706,202
Accretion expense	[3]	473,552	3,014	667,655	3,014	59,875
Change in fair value of derivative liabilities	[4]	465,832	(2,679)	1,208,059	(2,679)	(4,026)
Net loss before income taxes		(2,342,448)	(1,226,899)	(4,656,161)	(3,693,922)	(5,185,852)	(1,706,202)
Income taxes
Net loss		(2,342,448)	(1,226,899)	(4,656,161)	(3,693,922)	(5,185,852)	(1,706,202)
Translation adjustment		(80,101)	(31,388)	(271,210)	28,257	(35,313)	3,050
Net loss and comprehensive loss		$ (2,422,549)	$ (1,258,287)	$ (4,927,371)	$ (3,665,665)	$ (5,221,165)	$ (1,703,152)
Loss per share, basic and diluted		$ (0.09)	$ (0.08)	$ (0.2000)	$ (0.2300)	$ (0.24)	$ (0.09)
Weighted average number of common shares outstanding		25,542,107	16,268,679	25,180,688	15,989,099	21,852,834	19,747,949

[1]	See Stockholders' Deficiency and Related Party Transaction Note
[2]	See Commitments Note
[3]	See Convertible Promissory Note
[4]	See Derivative Liabilities Note